FI - Carrying value and fair value not held at fair value (Details 16) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	SFr 78,448	SFr 88,511	SFr 85,556
Available-for-sale Securities, Debt Securities	489	1,068	1,006
Loans	13,231	14,273	12,662
Other assets	9,321	11,955	10,402
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,379	24,271	10,715
Short-term borrowings	12,079	10,084	11,333
Long-term debt	68,798	60,360	70,331
Other liabilities	7,384	SFr 7,547	7,891
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,442		21,441
Available-for-sale Securities, Debt Securities	95
Loans	277,603		280,568
Other assets	147,847		114,543
Financial liabilities
Due to banks and deposits	402,925		396,867
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,210		16,818
Short-term borrowings	15,308		17,052
Long-term debt	100,628		81,674
Other liabilities	14,462		15,867
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,443		21,441
Available-for-sale Securities, Debt Securities	95
Loans	286,998		289,899
Other assets	147,871		114,545
Financial liabilities
Due to banks and deposits	402,996		396,872
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,210		16,818
Short-term borrowings	15,319		17,052
Long-term debt	101,786		84,141
Other liabilities	14,430		15,873
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Available-for-sale Securities, Debt Securities	95
Loans	0		0
Other assets	131,752		101,600
Financial liabilities
Due to banks and deposits	222,988		189,419
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	0		0
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,443		21,441
Available-for-sale Securities, Debt Securities	0
Loans	272,289		278,337
Other assets	15,468		12,225
Financial liabilities
Due to banks and deposits	180,008		207,453
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,210		16,818
Short-term borrowings	15,319		17,052
Long-term debt	100,072		83,018
Other liabilities	14,117		15,705
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Available-for-sale Securities, Debt Securities	0
Loans	14,709		11,562
Other assets	651		720
Financial liabilities
Due to banks and deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	1,714		1,123
Other liabilities	313		168
Bank
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,448		85,556
Available-for-sale Securities, Debt Securities	487		1,004
Loans	13,231		12,661
Other assets	9,321		10,402
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	17,473		10,823
Short-term borrowings	12,079		11,333
Long-term debt	67,959		69,406
Other liabilities	7,365		7,869
Bank | Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,442		21,441
Available-for-sale Securities, Debt Securities	95
Loans	285,219		287,815
Other assets	147,190		114,267
Financial liabilities
Due to banks and deposits	404,023		398,032
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,210		16,818
Short-term borrowings	15,783		17,536
Long-term debt	100,595		81,593
Other liabilities	14,739		16,508
Bank | Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,443		21,441
Available-for-sale Securities, Debt Securities	95
Loans	294,579		297,137
Other assets	147,194		114,253
Financial liabilities
Due to banks and deposits	404,096		398,037
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,210		16,818
Short-term borrowings	15,794		17,536
Long-term debt	102,214		84,204
Other liabilities	14,707		16,511
Bank | Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Available-for-sale Securities, Debt Securities	95
Loans	0		0
Other assets	130,968		100,765
Financial liabilities
Due to banks and deposits	223,722		190,251
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	0		0
Bank | Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,443		21,441
Available-for-sale Securities, Debt Securities	0
Loans	279,870		285,575
Other assets	15,575		12,769
Financial liabilities
Due to banks and deposits	180,374		207,786
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,210		16,818
Short-term borrowings	15,794		17,536
Long-term debt	100,576		83,081
Other liabilities	14,394		16,343
Bank | Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Available-for-sale Securities, Debt Securities	0
Loans	14,709		11,562
Other assets	651		719
Financial liabilities
Due to banks and deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	1,638		1,123
Other liabilities	SFr 313		SFr 168